Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest - Qunar (Detail) (Qunar) In Thousands, unless otherwise specified	Jul. 20, 2011 USD ($)	Jul. 20, 2011 CNY
Business Acquisition [Line Items]
Purchase consideration	$ 300,280	1,939,569
Cash and cash equivalents	13,312	83,784
Short-term investments	6,182	38,907
Accounts receivables	3,542	22,292
Other current assets	3,923	24,694
Property, plant and equipment, net	2,283	14,367
Intangible assets, net	113,057	711,570
Accounts payable and accrued liabilities	(10,888)	(68,529)
Deferred tax liabilities, noncurrent	(21,744)	(136,856)
Noncontrolling interests	(16,353)	(102,922)
Redeemable noncontrolling interests	(149,669)	(942,004)
Goodwill	$ 356,635	2,294,266